Foreign exchange and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign exchange gains (losses)	For the year ended December 31, 2025, the Company recorded a net foreign exchange loss of $45,101.

	€150,000 Fixed Rate Loan (a)	€100,000 Fixed Rate Loan (b)	€50,000 Fixed Rate Loan (c)	€32,800 Fixed Rate Loan	Euro Revolving Credit Facility ("RCF")	Other	Total
Foreign exchange gains/(losses) arising from:
Remeasurement and settlement of Euro denominated loan obligations (principal)	$(20,415)	$(13,610)	$(6,805)	$(4,464)	$(1,704)	$—	$(46,998)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(202)	(169)	(85)	(50)	(7)	—	(513)
Other	—	—	—	—	—	2,410	2,410
Total foreign exchange gains/(losses) in 2025	$(20,617)	$(13,779)	$(6,890)	$(4,514)	$(1,711)	$2,410	$(45,101)

(a)Note obtained November 15, 2024
(b)Note increased from €75,000 to €100,000 from amendment dated April 29, 2024
(c)Note increased from €45,000 to €50,000 from amendment dated April 29, 2024
For the year ended December 31, 2024, the Company recorded a net foreign exchange gain of $20,846:

	€150,000 Fixed Rate Loan (a)	€120,000 Fixed Rate Loan (b)	€100,000 Fixed Rate Loan (c)	€50,000 Fixed Rate Loan (d)	€32,800 Fixed Rate Loan	Euro Revolving Credit Facility ("RCF")	Other	Total
Foreign exchange gains/(losses) arising from:
Remeasurement and settlement of Euro denominated loan obligations (principal)	$2,910	$5,604	$6,150	$3,178	$2,168	$2,158	$—	$22,168
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	6	62	111	49	30	13	—	271
Other	—	—	—	—	—	—	(1,593)	(1,593)
Total foreign exchange gains/(losses) in 2024	$2,916	$5,666	$6,261	$3,227	$2,198	$2,171	$(1,593)	$20,846

(a)Note obtained November 15, 2024
(b)Note matured November 15, 2024
(c)Note increased from €75,000 to €100,000 from amendment dated April 29, 2024
(d)Note increased from €45,000 to €50,000 from amendment dated April 29, 2024
For the year ended December 31, 2023, the Company recorded a net foreign exchange loss of $11,981:

	€120,000 Fixed Rate Loan	€75,000 Fixed Rate Loan	€45,000 Fixed Rate Loan	€32,800 Fixed Rate Loan	Euro Revolving Credit Facility ("RCF")	Other	Total
Foreign exchange gains/(losses) arising from:
Remeasurement and settlement of Euro denominated loan obligations (principal)	$(4,608)	$(2,880)	$(1,728)	$(1,260)	$(1,528)	$—	$(12,004)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(35)	(22)	(7)	(11)	(8)	—	(83)
Other	—	—	—	—	—	106	106
Total foreign exchange gains/(losses) in 2023	$(4,643)	$(2,902)	$(1,735)	$(1,271)	$(1,536)	$106	$(11,981)

Disclosure of derivative financial instruments gain (losses)	The following table demonstrates the types of derivative financial instruments entered into with respect to the above instruments and the composition of the net gain recognized in 2025:

	€150,000 Cross Currency Interest Rate Swaps	€150,000 Cross Currency Interest Rate Swaps	Foreign Exchange Forwards	Total
Cross Currency Interest Rate Swap Maturity	July 2027	June 2029
Derivative financial instrument gains in 2025	$18,430	$18,017	$5,394	$41,841
The following table demonstrates the types of derivative financial instruments entered into with respect to the above instruments and the composition of the net loss recognized in 2024:

	€150,000 Cross Currency Interest Rate Swaps	€150,000 Cross Currency Interest Rate Swaps	€150,000 Cross Currency Interest Rate Swaps	Foreign Exchange Forwards
Cross Currency Interest Rate Swap Maturity	November 2024	July 2027	June 2029
Derivative financial instrument losses in 2024	$(5,348)	$(2,958)	$(5,461)	$(8,674)	$(22,441)
The following table demonstrates the types of derivative financial instruments entered into with respect to the above instruments and the composition of the net loss recognized in 2023:

	€150,000 Cross Currency Interest Rate Swaps	€50,800 Foreign Exchange Forwards	€42,000 Foreign Exchange Forwards	€30,000 Foreign Exchange Forwards	Euro Revolving Credit Facility ("RCF") Forwards	Other Foreign Exchange Forwards	Total
Derivative financial instrument gains in 2023	$7,684	$787	$645	$448	$1,402	$1	$10,967

Disclosure of changes in derivative financial instruments
Activity within the Company’s derivative financial instruments for the years ended December 31, 2025, December 31, 2024 and December 31, 2023 consists of the following:

	Derivative Financial Instruments - Asset/(Liability)
	Cross Currency Interest Rate Swaps Economic Hedge	Interest Rate Swaps	Foreign Exchange Forwards Economic Hedge	Natural Gas Futures Cash Flow Hedge	Total Derivatives	Credit Support Payments/ (Receipts)	Net Exposure
January 1, 2023	$(18,196)	3,711	$3,840	$(2,930)	$(13,575)	$15,757	$2,182
Gain/(Loss) on derivative financial instruments	7,684	—	3,283	—	10,967	—	10,967
Gain/(Loss) on derivative financial instruments through OCI	—	—	—	(4,387)	(4,387)	—	(4,387)
Gain/(Loss) on derivative financial instruments through finance costs	—	(186)	—	—	(186)	—	(186)
Settlement of derivative financial instruments	—	(1,453)	(1,819)	7,327	4,055	—	4,055
Credit support receipts on derivative financial instruments, net	—	—	—	—	—	(11,429)	(11,429)
December 31, 2023	$(10,512)	$2,072	$5,304	$10	$(3,126)	$4,328	$1,202
Gain/(Loss) on derivative financial instruments	(13,766)	—	(8,675)	—	(22,441)	—	(22,441)
Gain/(Loss) on derivative financial instruments through OCI	—	—	—	(110)	(110)	—	(110)
Gain/(Loss) on derivative financial instruments through finance costs	—	71	—	—	71	—	71
Settlement of derivative financial instruments	15,860	(1,434)	2,357	100	16,883	—	16,883
Credit support receipts on derivative financial instruments, net	—	—	—	—	—	(243)	(243)
December 31, 2024	$(8,418)	$709	$(1,014)	$—	$(8,723)	$4,085	$(4,638)
Gain/(Loss) on derivative financial instruments	36,447	—	5,394	—	41,841	—	41,841
Gain/(Loss) on derivative financial instruments through OCI	—	—	—	—	—	—	—
Gain/(Loss) on derivative financial instruments through finance costs	—	7	—	—	7	—	7
Settlement of derivative financial instruments	—	(716)	(4,363)	—	(5,079)	—	(5,079)
Credit support receipts on derivative financial instruments, net	—	—	—	—	—	(32,402)	(32,402)
December 31, 2025	$28,029	$—	$17	$—	$28,046	$(28,317)	$(271)